TAXES ON INCOME: - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Provisions for employee-related obligations	$ 859	$ 689
Provision for doubtful receivables	50	87
Share-based compensation	1,316
Issuance costs	3,486
Operating lease liabilities	4,912	5,303
Tax losses carryforwards	5,112
Other	14
Total deferred tax assets	15,749	6,079
Deferred tax liabilities:
Acquired intangible assets	9,042	971
Capitalized software costs	2,092	1,993
Operating lease right-of-use assets	4,497	4,964
Property and equipment	58	232
Other assets	1,561	279
Other	68
Total deferred tax liabilities	17,318	8,439
Total deferred tax liabilities, net	(1,569)	(2,360)
Less - valuation allowance	(2,933)
Net deferred tax liabilities	$ (4,502)	$ (2,360)